Note 7 - Risk Management - Guaranteed financial instruments based on IFRS9 (Details) € in Millions	Dec. 31, 2018 EUR (€)
Maximun Credit Risk Exposure [Member] | Total [Member]
Impaired Financial Assets At Amortised Cost Line Items
Impaired Financial Assets At Amortised Cost	€ 16,394
of which guaranteed [Member] | Residential Mortgage [Member]
Impaired Financial Assets At Amortised Cost Line Items
Impaired Financial Assets At Amortised Cost	3,484
of which guaranteed [Member] | Commerce Mortgage [Member]
Impaired Financial Assets At Amortised Cost Line Items
Impaired Financial Assets At Amortised Cost	1,255
of which guaranteed [Member] | Cash [Member]
Impaired Financial Assets At Amortised Cost Line Items
Impaired Financial Assets At Amortised Cost	13
of which guaranteed [Member] | Other [Member]
Impaired Financial Assets At Amortised Cost Line Items
Impaired Financial Assets At Amortised Cost	317
of which guaranteed [Member] | Funds [Member]
Impaired Financial Assets At Amortised Cost Line Items
Impaired Financial Assets At Amortised Cost	€ 502